Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2012	2011	2010
Numerator:
Net income (loss) available to common shareholders	$(4,367,955)	$(5,536,595)	$1,867,274

Denominator:
Weighted average shares: basic	43,221,898	42,587,632	45,029,121
Effect of outstanding stock options and warrants	–	–	–
Weighted average shares: fully diluted	43,221.898	42,587,632	45,029,121

Net income (loss) per share: basic and fully diluted	(0.10)	(0.13)	0.04